Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Other Intangible Assets [Line Items]
Impairment losses					$ 0
Other Intangible Assets
Goodwill And Other Intangible Assets [Line Items]
Amortization expense for intangible assets	$ 13.7	$ 13.7	$ 27.3	$ 27.6	$ 55.1	$ 54.6